TRADE ACCOUNTS RECEIVABLE - Changes in impairment (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in the impairment on financial assets on financial assets
Balance, beginning of year	R$ (137,146)	R$ (98,079)	R$ (158,157)
Impairment on financial assets during the year	(55,731)	(148,548)	(81,243)
Recoveries in the year	56,088	84,416	60,199
Write-offs	9,892	36,210	78,635
Loss of control of subsidiary (note 3.4)	23,203
Exchange variation	(4,078)	(11,145)	2,487
Balance, end of year	R$ (107,772)	R$ (137,146)	R$ (98,079)